S000076294 [Member] Investment Objectives and Goals - Bridge Builder Tax Managed Large Cap Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Tax Managed Large Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund” or the “Large Cap Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.